Voyage expenses	12 Months Ended
Dec. 31, 2022
Voyage expenses
Voyage expenses
10.

Voyage expenses
The amounts in the accompanying consolidated statements of operations are analyzed as follows:
2022 2021 2020
Commissions $ 14,412 $ 10,794 $ 8,310
(Gain)/loss from bunkers (8,100) (5,955) 3,708
Port expenses and other 630 731 1,507
Total

$ 6,942 $ 5,570 $ 13,525